CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Revenues	¥ 93,307	$ 12,996	¥ 52,580	¥ 46,425
Operating expenses
General and administrative	(14,228)	(1,982)	(14,321)	(73,315)
Income (loss) before income taxes	62,831	8,751	2,311	(126,903)
Income tax expense	162	23	(14)	178
Net Income (loss)	62,669	8,728	2,325	(127,081)
Other comprehensive loss
Foreign currency translation difference	(214)	(30)	447	(816)
Comprehensive loss attributable to Origin Agritech Limited	55,118	7,676	(5,818)	(92,345)
Parent Company
Operating expenses
General and administrative	(5,019)	(699)	(5,246)	(19,302)
Operating Income (Loss), Total	(5,019)	(699)	(5,246)	(19,302)
Equity method loss	60,354	8,406	(1,004)	(72,213)
Interest expense, net	(3)		(15)	(14)
Income (loss) before income taxes	55,332	7,707	(6,265)	(91,529)
Net Income (loss)	55,332	7,707	(6,265)	(91,529)
Other comprehensive loss
Foreign currency translation difference	(214)	(30)	447	(816)
Comprehensive loss attributable to Origin Agritech Limited	¥ 55,118	$ 7,677	¥ (5,818)	¥ (92,345)